Goodwill and Other Intangible Assets (Details) - Schedule of composition and movements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, at cost:
Beginning balance, Cost	$ 6,979
Additions from business combination		6,791
Adjustments arising from translating financial statements from functional currency to presentation currency	(450)	188
Ending balance, Cost	6,529	6,979
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment	130
Impairment of technology	361
Amortization recognized in the year	220	130
Ending balance, Accumulated amortization and impairment	711	130
Intangible assets at cost, net	5,818	6,849
Trade Name [Member]
Intangible assets, at cost:
Beginning balance, Cost	467
Additions from business combination		445
Adjustments arising from translating financial statements from functional currency to presentation currency	(51)	22
Ending balance, Cost	416	467
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment	23
Amortization recognized in the year	41	23
Ending balance, Accumulated amortization and impairment	64	23
Intangible assets at cost, net	352	444
Customer Relationships [Member]
Intangible assets, at cost:
Beginning balance, Cost	1,905
Additions from business combination		1,830
Adjustments arising from translating financial statements from functional currency to presentation currency	(173)	75
Ending balance, Cost	1,732	1,905
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment	75
Amortization recognized in the year	142	75
Ending balance, Accumulated amortization and impairment	217	75
Intangible assets at cost, net	1,515	1,830
Licenses [Member]
Intangible assets, at cost:
Beginning balance, Cost	1,722
Additions from business combination		1,699
Adjustments arising from translating financial statements from functional currency to presentation currency	(61)	23
Ending balance, Cost	1,661	1,722
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Intangible assets at cost, net	1,661	1,722
Technology [Member]
Intangible assets, at cost:
Beginning balance, Cost	430
Additions from business combination		430
Ending balance, Cost	430	430
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment	32
Impairment of technology	361
Amortization recognized in the year	37	32
Ending balance, Accumulated amortization and impairment	430	32
Intangible assets at cost, net		398
Goodwill [Member]
Intangible assets, at cost:
Beginning balance, Cost	2,455
Additions from business combination		2,387
Adjustments arising from translating financial statements from functional currency to presentation currency	(165)	68
Ending balance, Cost	2,290	2,455
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Intangible assets at cost, net	$ 2,290	$ 2,455